DEAN WITTER LIMITED TERM MUNICIPAL TRUST  TWO  WORLD TRADE CENTER, NEW YORK, NEW
                                          YORK 10048
LETTER TO THE SHAREHOLDERS

DEAR SHAREHOLDER:

Bond investments have improved steadily since late last year. Progressive tightening of monetary policy by the Federal Reserve Board over the 12 months through February 1995 led to slower economic growth and caused bonds to rally. The move this year toward lower long-term interest rates reversed 1994's prevailing trend of rapidly rising rates.

MUNICIPAL MARKET CONDITIONS

Intermediate-term yields, as measured by 10-year double "A" rated general obligations bonds, moved lower from 5.35 percent in March to 4.90 percent at the end of September. This 45 basis point decline in yield was equivalent to a 3.4 percent price increase on a 10-year bond with a 5.35 percent coupon. During the same period, 1-year municipal note yields registered a parallel decline from
4.42 percent to 3.96 percent. As a result, the yield pickup of 10-year over 1-year maturities of about 90 basis points was maintained.

Tax-exempt bonds began the year by outperforming U.S. Treasury bonds, but then deteriorated on a relative basis. The ratio of 10-year double "A" rated general obligation bond yields to 10-year U.S. Treasury bond yields moved from a high of 80 percent in November 1994 to 74 percent by early February 1995. A declining ratio means that municipal bond prices have been stronger than U.S. Treasury prices. In the spring, the municipal market began to discount the risk of comprehensive changes in the tax code created by flat-tax rhetoric from Washington. This caused the yield ratio to rise to 84 percent in June. However, the yield ratio improved to 79 percent by the end of September based on thin supply and reinvestment demand.

The municipal market continued to experience consolidation in 1995. Municipal underwriting in the first nine months of the year was down 20 percent from the same period in 1994. This change followed a 44 percent drop in volume for all of 1994. Generally, demand for new issues was limited to investors replacing older issues. CS First Boston and Donaldson Lufkin Jenrette withdrew from the municipal business and caused further consolidation.

DEAN WITTER LIMITED TERM MUNICIPAL TRUST
LETTER TO THE SHAREHOLDERS, CONTINUED

TAX REFORM

Flat-tax advocates have generated increased publicity for their proposals and have affected the municipal market since early 1995. Most of the discussion on proposed tax-reform measures is based on theoretical concepts, containing broad assumptions and lacking specific detail. Basically, the various plans raise questions about the fairness of changing from a progressive to a regressive tax structure. Low flat tax rate plans call for the elimination of deductions for mortgage interest, charitable contributions, property taxes and state and local income taxes. If politicians make tax reform a central issue in the 1996 elections, media coverage will expand from the financial page to the front page. When major tax reform turmoil occurred in 1986, municipal yields briefly exceeded taxable yields.

In addition to the market risk associated with flat-tax proposals, municipal credits would also be negatively impacted. If mortgage interest and property tax deductions were eliminated, municipalities would experience a decline in their property tax base. The loss of state and local income tax deductions would increase the relative economic disadvantage that high tax states already face. The flat tax represents a shift in tax accountability from the federal to local governments. Taxpayer recognition of the extent of changes under consideration may impede the passage of comprehensive tax reform.

FUND PERFORMANCE AND PORTFOLIO STRUCTURE

Dean Witter Limited Term Municipal Trust's total return for the six-month period ended September 30, 1995, was 6.28 percent. Tax-free dividends totaling approximately $0.21 per share were paid during the period. As of September 30, 1995, the Fund's 30-day
SEC yield was 4.18 percent and its
distribution rate was 4.07 percent.

Although the Fund experienced moderate
redemptions during the period, the
portfolio's overall structure (coupons
and maturities) was maintained. At the
end of September, intermediate-term
municipal bonds represented 94 percent
of net assets. The portfolio was
diversified among 14 municipal sectors
and 45 separate issuers. The three
largest municipal sectors at the end of
the period were: general obligation,
water/sewer and transportation. These
sectors represented 35 percent of the
portfolio. The
                  [GRAPHIC]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
Moody's or Standard & Poor's Credit Ratings (% of
net assets)
Aa or AA                                                    18%
Aaa or AAA                                                  33%
Non-Rated                                                    3%
Baa or BBB                                                   9%
A or A                                                      37%

DEAN WITTER LIMITED TERM MUNICIPAL TRUST
LETTER TO THE SHAREHOLDERS, CONTINUED

portfolio's weighted average maturity of 8 years and duration of 7 years changed only modestly during the period. Bonds subject to the alternative minimum tax
(AMT) accounted for 16 percent of net assets. At the end of the period the Fund had net assets in excess of $80 million. The portfolio also maintained high quality with an average rating of double "A" as measured by Moody's Investors Service, Inc. or Standard & Poor's Corp. The credit quality ratings of the intermediate-term portfolio are summarized at left.

LOOKING AHEAD

The slower pace of economic growth in 1995 and the Federal Reserve Board's previous interest rate moves have improved bond market expectations. The decreasing supply of new issues, combined with significant maturities and calls for redemption, should continue to be positive for the municipal market. However, tax reduction proposals are likely to continue to receive publicity and may cloud the outlook for tax-exempt bonds. With intermediate maturity municipals yielding about 80 percent of Treasuries, the market has begun the process of discounting the risk that a flat tax may eventually pass.

We appreciate your ongoing support of Dean Witter Limited Term Municipal Trust and look forward to continuing to serve your investment needs.

Very truly yours,

            [SIG]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

DEAN WITTER LIMITED TERM MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995 (UNAUDITED)

 PRINCIPAL
 AMOUNT IN                                     COUPON     MATURITY
 THOUSANDS                                      RATE        DATE        VALUE
---------------------------------------------------------------------------------

               MUNICIPAL BONDS (93.8%)
               GENERAL OBLIGATION (14.9%)
$     2,000    Wilmington, Delaware, Refg Ser
                 1993 B (FGIC)...............       4.60%   07/01/04 $  1,963,120
      2,000    District of Columbia, Refg Ser
                 1994 A (MBIA)...............       4.95   06/01/05     1,940,020
      1,000    Honolulu, Hawaii, Refg Ser
                 1993 B......................       5.00   10/01/03     1,016,470
      2,000    Rosemont, Illinois, Ser 1993
                 B...........................       5.30   12/01/04     2,036,180
      2,000    Massachusetts, Refg Ser 1993
                 C...........................       4.80   08/01/03     1,992,120
      2,000    New York City, New York, Ser
                 1992 A......................       6.10   08/01/02     2,062,860
      1,000    Massillon City School
                 District, Ohio, Refg Ser
                 1994 (AMBAC)................       4.70   12/01/05       980,140
                                                                     ------------
------------
                                                                       11,990,910
     12,000
                                                                     ------------
------------
               EDUCATIONAL FACILITIES REVENUE (8.6%)
      1,500    University of Delaware, Ser
                 1993........................       4.90   11/01/02     1,509,735
      1,500    Massachusetts Health &
                 Educational Facilities
                 Authority, Boston College
                 Ser K.......................       4.80   06/01/04     1,484,175
      2,000    University of Minnesota, Ser
                 1993 A......................       4.80   08/15/03     2,010,300
      2,000    New York State Dormitory
                 Authority, State University
                 Ser 1993 B..................       5.25   05/15/05     1,970,180
                                                                     ------------
------------
                                                                        6,974,390
      7,000
                                                                     ------------
------------
               ELECTRIC REVENUE (7.3%)
      1,000    Salt River Project
                 Agricultural Improvement &
                 Power District, Arizona,
                 Refg Ser 1993 B.............       4.75   01/01/03       998,090
      3,000    San Antonio, Texas, Electric &
                 Gas Refg Ser 1994...........       4.70   02/01/05     2,913,690
      2,000    Snohomish County Public
                 Utility District #1,
                 Washington, Generation Ser
                 1993 B (AMT)................       5.35   01/01/05     1,979,700
                                                                     ------------
------------
                                                                        5,891,480
      6,000
                                                                     ------------
------------
               HOSPITAL REVENUE (7.3%)
      2,000    California Statewide
                 Communities Development
                 Authority, Cedars-Sinai
                 Medical Center Ser 1993.....       4.70   11/01/03     1,951,300
      1,000    Michigan Hospital Finance
                 Authority, McLaren Obligated
                 Group Ser 1993 A............       5.00   10/15/04       946,970
      1,000    Murray, Utah, IHC Hospitals
                 Inc Refg Ser 1993 (AMBAC)...       5.00   05/15/04     1,006,900
      1,000    Fairfax County Industrial
                 Development Authority,
                 Virginia, Inova Health
                 System Foundation Refg Ser
                 1993 A......................       4.70   08/15/04       955,160
      1,000    Wisconsin Health & Educational
                 Facilities Authority,
                 Hospital Sisters Services
                 Ser 1993 (MBIA).............       5.00   06/01/03     1,006,260
                                                                     ------------
------------
                                                                        5,866,590
      6,000
                                                                     ------------
------------
               INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE (3.7%)
      1,000    Massachusetts Industrial
                 Finance Agency, Eastern
                 Edison Co Refg Ser 1993.....       5.875   08/01/08      992,350
      2,000    Greenwood, Wisconsin, Land
                 O'Lakes Inc (AMT)...........       5.50   09/01/03     2,013,600
                                                                     ------------
------------
                                                                        3,005,950
      3,000
                                                                     ------------
------------
               MORTGAGE REVENUE - MULTI-FAMILY (2.6%)
      2,130    Wisconsin Housing & Economic
                 Development Authority, Ser
                 1993 B (AMT)................       5.10   11/01/03     2,065,376
                                                                     ------------
------------
               MORTGAGE REVENUE - SINGLE FAMILY (2.4%)
      2,000    Connecticut Housing Finance
                 Authority, 1993 Subser
                 F-1.........................       4.90   05/15/04     1,966,740
                                                                     ------------
------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER LIMITED TERM MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995 (UNAUDITED) CONTINUED

 PRINCIPAL
 AMOUNT IN                                     COUPON     MATURITY
 THOUSANDS                                      RATE        DATE        VALUE
---------------------------------------------------------------------------------
               PUBLIC FACILITIES REVENUE (8.4%)
$     1,400    St Paul Housing &
                 Redevelopment Authority,
                 Minnesota, Civic Center Ser
                 1993........................       4.80%   11/01/03 $  1,377,838
      2,000    Regional Convention & Sports
                 Complex Authority, Missouri,
                 Refg Ser A 1993.............       4.75   08/15/04     1,928,240
      2,000    Ohio Building Authority,
                 Correctional Refg 1994 Ser
                 A...........................       4.65   10/01/04     1,956,780
      1,500    Pittsburgh Stadium Authority,
                 Pennsylvania, Refg Ser 1993
                 (MBIA)......................       4.85   10/01/04     1,480,605
                                                                     ------------
------------
                                                                        6,743,463
      6,900
                                                                     ------------
------------
               RESOURCE RECOVERY REVENUE (2.5%)
      2,000    Northeast Maryland Waste
                 Disposal Authority,
                 Montgomery County Ser 1993 A
                 (AMT).......................       5.50   07/01/01     2,031,300
                                                                     ------------
------------
               STUDENT LOAN REVENUE (6.2%)
      1,000    New England Education Loan
                 Marketing Corporation,
                 Massachusetts, Ser 1992 G...       5.20   08/01/02       999,920
      2,000    Montana Higher Education
                 Student Assistance
                 Corporation, Senior Ser 1993
                 B (AMT).....................       5.10   12/01/01     2,013,500
      2,000    South Carolina Education
                 Assistance Authority, Ser
                 1993 A-1 (AMT)..............       5.00   09/01/03     1,999,880
                                                                     ------------
------------
                                                                        5,013,300
      5,000
                                                                     ------------
------------
               TAX ALLOCATION REVENUE (7.3%)
      1,955    Pleasanton Joint Powers
                 Financing Authority,
                 California, Reassessment Ser
                 1993 A......................       5.60   09/02/00     1,967,395
      2,000    Sacramento Financing
                 Authority, California, Refg
                 Ser 1993 A (AMBAC)..........       4.85   11/01/04     1,981,080
      2,000    Santa Maria Redevelopment
                 Agency, California, Town
                 Center & Westside Parking
                 Refg Ser 1993...............       4.75   06/01/03     1,968,320
                                                                     ------------
------------
                                                                        5,916,795
      5,955
                                                                     ------------
------------
               TRANSPORTATION REVENUE (9.7%)
      1,000    Alaska, International Airports
                 Refg Ser 1 (AMT) (MBIA).....       5.10   10/01/03     1,006,510
      1,000    Delaware River & Bay
                 Authority, Delaware & New
                 Jersey, Ser 1993 *..........       4.50   01/01/04       965,130
      2,000    Washington Metropolitan Area
                 Transit Authoriy, District
                 of Columbia, Maryland and
                 Virginia Refg Ser 1993
                 (FGIC) **...................       4.90   01/01/05     1,985,140
      2,000    Chicago, Illinois,
                 Chicago-O'Hare Int'l Airport
                 Refg Ser 1993 A.............       4.80   01/01/05     1,900,700
      2,000    Harris County, Texas, Toll
                 Road Refg Ser 1994
                 (AMBAC).....................       4.85   08/15/05     1,984,400
                                                                     ------------
------------
                                                                        7,841,880
      8,000
                                                                     ------------
------------
               WATER & SEWER REVENUE (10.4%)
      1,000    Atlanta, Georgia, Water &
                 Sewer Ser 1993..............       4.50   01/01/04       969,060
      2,000    Massachusetts Water Resources
                 Authority, Ser 1993 C.......       5.25   12/01/06     2,003,160
      2,000    New York City Municipal Water
                 Finance Authority, New York,
                 Ser 1994 B..................       5.125   06/15/04    2,010,280
      1,500    Pittsburgh Water & Sewer
                 Authority, Pennsylvania,
                 Refg Ser 1993 A (FGIC)......       4.60   09/01/03     1,475,505
      2,000    Southeastern Public Servic
                 Authority, Virginia,
                 Regional Solid Waste Refg
                 Ser 1993 A (MBIA)...........       4.70   07/01/04     1,961,860
                                                                     ------------
------------
                                                                        8,419,865
      8,500
                                                                     ------------
------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER LIMITED TERM MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995 (UNAUDITED) CONTINUED

 PRINCIPAL
 AMOUNT IN                                     COUPON     MATURITY
 THOUSANDS                                      RATE        DATE        VALUE
---------------------------------------------------------------------------------
               OTHER REVENUE (2.5%)
$     2,000    Pennsylvania Intergovernmental
                 Cooperation Authority,
                 Special Tax Ser 1993
                 (FGIC)......................       5.05%   06/15/04 $  2,006,180
                                                                     ------------
------------

               TOTAL MUNICIPAL BONDS (IDENTIFIED COST
               $76,145,386)........................................
     76,485                                                            75,734,219
------------                                                         ------------

               SHORT-TERM MUNICIPAL OBLIGATIONS (3.5%)
      2,100    Indiana Hospital Equipment
                 Financing Authority, Ser
                 1985 (MBIA) (Demand
                 10/04/95)...................       4.50+   12/01/15    2,100,000
        700    Louisiana Recovery District
                 Sales Tax Ser 1988 (FGIC)
                 (Demand 10/02/95)...........       4.75+   07/01/97      700,000
                                                                     ------------
------------

               TOTAL SHORT-TERM MUNICIPAL OBLIGATIONS (IDENTIFIED
               COST $2,800,000)....................................
      2,800                                                             2,800,000
------------                                                         ------------

$    79,285    TOTAL INVESTMENTS (IDENTIFIED
               COST $78,945,386) (A).........        97.3%    78,534,219
------------
------------

               CASH AND OTHER ASSETS IN
               EXCESS OF LIABILITIES.........         2.7      2,198,775
                                                    -----    -----------

               NET ASSETS....................       100.0%   $80,732,994
                                                    -----    -----------
                                                    -----    -----------

---------------------
AMT  Alternative Minimum Tax.
 +   Current coupon of variable rate security.
 *   Joint exemption in Delaware and New Jersey.
**   Joint exemption in Maryland and Virginia.
(a) The aggregate cost for federal income tax puposes is $78,945,386; the aggregate gross unrealized appreciation is $278,417 and the aggregate gross unrealized depreciation is $689,584, resulting in net unrealized depreciation of $411,167.
BOND INSURANCE:
AMBAC AMBAC Indemnity Corporation.
FGIC Financial Guaranty Insurance Company.
MBIA Municipal Bond Investors Assurance Corporation.

                       GEOGRAPHIC SUMMARY OF INVESTMENTS
              Based on Market Value as a Percentage of Net Assets
                         SEPTEMBER 30, 1995 (UNAUDITED)

Alaska..........        1.2%
Arizona.........        1.2
California......        9.7
Connecticut.....        2.4
Delaware........        4.3
District of
 Columbia.......        2.4
Georgia.........        1.2%
Hawaii..........        1.3
Illinois........        4.9
Indiana.........        2.6
Louisiana.......        0.9
Maryland........        2.5
Massachusetts...        9.3
Michigan........        1.2%
Minnesota.......        4.2
Missouri........        2.4
Montana.........        2.5
New York........        7.5
Ohio............        3.6
Pennsylvania....        6.1
South
 Carolina.......        2.5%
Texas...........        6.1
Utah............        1.2
Virginia........        3.6
Washington......        2.5
Wisconsin.......        6.3
Joint
 Exemption......        3.7
                        ---
Total...........       97.3%
                        ---
                        ---

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER LIMITED TERM MUNICIPAL TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1995 (UNAUDITED)

ASSETS:
Investments in securities, at value
  (identified cost $78,945,386).............................  $78,534,219
Cash........................................................      140,093
Receivable for:
    Interest................................................    1,054,935
    Shares of beneficial interest sold......................    1,030,561
Deferred organizational expenses............................       85,699
Prepaid expenses and other assets...........................       71,387
                                                              -----------

     TOTAL ASSETS...........................................   80,916,894
                                                              -----------

LIABILITIES:
Payable for:
    Shares of beneficial interest repurchased...............       71,596
    Investment management fee...............................       33,343
    Dividends to shareholders...............................       17,812
Accrued expenses and other payables.........................       61,149
                                                              -----------

     TOTAL LIABILITIES......................................      183,900
                                                              -----------

NET ASSETS:
Paid-in-capital.............................................   89,750,865
Net unrealized depreciation.................................     (411,167)
Accumulated undistributed net investment income.............        8,869
Accumulated net realized loss...............................   (8,615,573)
                                                              -----------

     NET ASSETS.............................................  $80,732,994
                                                              -----------
                                                              -----------

NET ASSET VALUE PER SHARE,
  8,114,639 SHARES OUTSTANDING
  (UNLIMITED SHARES AUTHORIZED OF $.01 PAR VALUE)...........
                                                                    $9.95
                                                              -----------
                                                              -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER LIMITED TERM MUNICIPAL TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1995 (UNAUDITED)

NET INVESTMENT INCOME:

INTEREST INCOME.............................................  $2,062,467
                                                              ----------

EXPENSES
Investment management fee...................................     205,131
Professional fees...........................................      30,665
Transfer agent fees and expenses............................      26,202
Registration fees...........................................      25,972
Shareholder reports and notices.............................      18,128
Trustees' fees and expenses.................................      16,937
Organizational expenses.....................................      13,265
Other.......................................................       5,325
                                                              ----------

     TOTAL EXPENSES.........................................     341,625
                                                              ----------

     NET INVESTMENT INCOME..................................   1,720,842
                                                              ----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss...........................................    (248,674)
Net change in unrealized depreciation.......................   3,632,953
                                                              ----------

     NET GAIN...............................................   3,384,279
                                                              ----------

NET INCREASE................................................  $5,105,121
                                                              ----------
                                                              ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER LIMITED TERM MUNICIPAL TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                              FOR THE SIX MONTHS
                                                                    ENDED           FOR THE YEAR
                                                              SEPTEMBER 30, 1995       ENDED
                                                                 (UNAUDITED)       MARCH 31, 1995
-------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.......................................     $ 1,720,842        $   5,198,803
Net realized loss...........................................        (248,674)          (8,283,452)
Net change in unrealized depreciation.......................       3,632,953            5,381,579
                                                              ------------------   --------------

     NET INCREASE...........................................       5,105,121            2,296,930
                                                              ------------------   --------------

Dividends from net investment income........................      (1,711,973)          (5,198,803)
Net decrease from transactions in shares of beneficial
  interest..................................................      (8,159,606)         (82,188,083)
                                                              ------------------   --------------

     TOTAL DECREASE.........................................      (4,766,458)         (85,089,956)

NET ASSETS:
Beginning of period.........................................      85,499,452          170,589,408
                                                              ------------------   --------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $8,869
    AND $0, RESPECTIVELY)...................................     $80,732,994        $  85,499,452
                                                              ------------------   --------------
                                                              ------------------   --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER LIMITED TERM MUNICIPAL TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1995 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Limited Term Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund was organized as a Massachusetts business trust on February 25, 1993 and commenced operations on July 12, 1993.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued for the Fund by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the Fund's portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The Fund's portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences

DEAN WITTER LIMITED TERM MUNICIPAL TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1995 (UNAUDITED) CONTINUED

are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

E. ORGANIZATIONAL EXPENSES -- Dean Witter InterCapital Inc. (the "Investment Manager") paid the organizational expenses of the Fund in the amount of $139,572. The Fund reimbursed the Investment Manager for $124,964, exclusive of amounts assumed. Such expenses have been deferred and are being amortized by the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays a management fee, accrued daily and payable monthly, by applying the annual rate of 0.50% to the Fund's net assets determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended September 30, 1995 aggregated $6,808,966.

Dean Witter Trust Company, an affiliate of the Investment Manager, is the Fund's transfer agent. At September 30, 1995, the Fund had transfer agent fees and expenses payable of approximately $9,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended September 30, 1995

DEAN WITTER LIMITED TERM MUNICIPAL TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1995 (UNAUDITED) CONTINUED

included in Trustees' fees and expenses in the Statement of Operations amounted to $6,017. At September 30, 1995, the Fund had an accrued pension liability of $20,655 which is included in accrued expenses in the Statement of Assets and Liabilities.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                     FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                                                        SEPTEMBER 30, 1995              MARCH 31, 1995
                                                                   ----------------------------   --------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
Sold.............................................................    2,421,126   $   23,610,283     5,996,771   $ 56,905,855
Reinvestment of dividends........................................      132,987        1,304,518       431,682      4,067,263
                                                                   -----------   --------------   -----------   ------------
                                                                     2,554,113       24,914,801     6,428,453     60,973,118
Repurchased......................................................   (3,385,857)     (33,074,407)  (15,228,776)  (143,161,201)
                                                                   -----------   --------------   -----------   ------------
Net decrease.....................................................     (831,744)  $   (8,159,606)   (8,800,323)  $(82,188,083)
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------

5. FEDERAL INCOME TAX STATUS

At March 31, 1995, the Fund had a net capital loss carryover of approximately $4,630,000 which will be available through March 31, 2003 which may be used to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $3,737,000 during fiscal 1995.

At March 31, 1995, the Fund had temporary book/tax differences primarily attributable to post-October losses.

DEAN WITTER LIMITED TERM MUNICIPAL TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                          FOR THE SIX
                                                                          MONTHS ENDED                         FOR THE PERIOD
                                                                         SEPTEMBER 30,       FOR THE YEAR      JULY 12, 1993*
                                                                              1995              ENDED             THROUGH
                                                                          (UNAUDITED)       MARCH 31, 1995     MARCH 31, 1994
------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period..................................      $  9.56            $  9.61            $ 10.00
                                                                             ------             ------             ------
Net investment income.................................................         0.21               0.42               0.29

Net realized and unrealized gain (loss)...............................         0.39              (0.05)             (0.39)
                                                                             ------             ------             ------

Total from investment operations......................................         0.60               0.37              (0.10)
                                                                             ------             ------             ------

Dividends from net investment income..................................        (0.21)             (0.42)             (0.29)
                                                                             ------             ------             ------

Net asset value, end of period........................................      $  9.95            $  9.56            $  9.61
                                                                             ------             ------             ------
                                                                             ------             ------             ------

TOTAL INVESTMENT RETURN...............................................         6.28%(1)           4.01%             (1.11)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         0.83%(2)           0.76%              0.31%(2)(3)

Net investment income.................................................         4.21%(2)           4.41%              3.92%(2)(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................      $80,733            $85,499           $170,589

Portfolio turnover rate...............................................      --     %                 2%                 6%(1)

---------------------
 *   Commencement of operations.
(1)  Not annualized.
(2)  Annualized.
(3) If the Fund had borne all of its expenses that were assumed or waived by the Investment Manager, the above annualized expense and net investment income ratios to average net assets would have been 0.75% and 3.48%, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Jack F. Bennett
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Paul Kolton
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
CHAIRMAN AND CHIEF EXECUTIVE OFFICER

Sheldon Curtis
VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL

Katherine H. Stromberg
VICE PRESIDENT

Thomas F. Caloia
TREASURER


TRANSFER AGENT

Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048



The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


DEAN WITTER
LIMITED TERM
MUNICIPAL TRUST


[Graphic]


SEMIANNUAL REPORT
APRIL 30, 1995